TRADE RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2021
TRADE RECEIVABLES
Summary of trade receivables

	As of December 31,
Current Trade receivables	2021	2020
Ordinary receivables	32,163	43,524
Contractual asset IFRS 15	4	69
Companies under section 33 - Law No. 19,550 and related parties (Note 27.c)	182	249
Allowance for doubtful accounts	(9,795)	(15,230)
	22,554	28,612
Non-current trade receivables
Ordinary receivables	66	80
Contractual asset IFRS 15	6	9
	72	89
Total trade receivables, net	22,626	28,701

Schedule of movements in the allowance for doubtful accounts

	Years ended December 31,
	2021	2020
At the beginning of the fiscal year	(15,230)	(9,863)
Additions - Bad debt expenses	(7,983)	(16,309)
Uses and Currency translation adjustments (includes RECPAM) (1)	13,418	10,942
At the end of the year	(9,795)	(15,230)

(1)	Includes uses for $8,250 and $6,522 in 2021 and 2020, respectively.